CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) (UNAUDITED) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement of Income and Comprehensive Income [Abstract]
Net income / (loss)	$ (36,844)	$ 4,107
Comprehensive income / (loss)	$ (36,844)	$ 4,107